BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
BUSINESS AND BASIS OF PRESENTATION

1.	BUSINESS AND BASIS OF PRESENTATION

Business

Airspan Networks Inc. (“Airspan” or the “Company”) designs and produces wireless network equipment for 4G and 5G networks for both mainstream public telecommunications service providers and private network implementations. Airspan provides Radio Access Network (“RAN”) products based on Open Virtualized Cloud Native Architectures that support technologies including 5G new radio (“5G NR”) Long Term Evolution (“LTE”) and Fixed Wireless standards operating in licensed, lightly-licensed and unlicensed frequencies.

The market for the Company’s wireless systems includes mobile carriers, other public network operators and private and government network operators for command and control in industrial and public safety applications such as smart utilities, defense, transportation, mining and oil and gas. The Company’s strategy applies the same network technology across all addressable sectors.

The Company’s main operations are in Slough, United Kingdom (“U.K.”); Mumbai, India; Tokyo, Japan; Airport City, Israel; Santa Clara, California; and with corporate headquarters in the United States (“U.S.”) in Boca Raton, Florida.

Basis of Presentation and Principles of Consolidation

The accompanying financial statements include the accounts of the Company, its wholly-owned subsidiaries and Airspan IP Holdco LLC (“Holdco”) – 99.8% owned by Airspan. Non-controlling interest in the results of operations of consolidated subsidiaries represents the minority stockholders’ share of the profit or loss of Holdco. The non-controlling interest in net assets of this subsidiary, and the net income or loss attributable to the non-controlling interest, were not recorded by the Company as they are considered immaterial. All significant inter-company balances and transactions have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Company accounts for its investment in a wholly-owned subsidiary, Dense Air Ltd. (“Dense Air”), as an equity method investment. (See Note 21).

Liquidity

The Company has historically incurred losses from operations. In the past, these losses have been financed through cash on hand, or capital raising activities including borrowings or the sale of newly issued shares.

During 2020, the Company and five of its wholly owned subsidiaries had a loan facility with Pacific Western Bank (“PWB”) and Ally Bank (“Ally”) under the Second Amended and Restated Loan and Security Agreement (the “PWB Facility”). Under the PWB Facility, at the beginning of 2020, the Company could borrow up to $45 million (this amount was reduced by amendment during 2020 to $34.7 million), subject to compliance with certain covenants (See Note 7). In addition to the PWB Facility, the Company had subordinated debt facilities with two other lenders for $39 million in aggregate. (See Notes 8 and 9).

During 2020, the Company entered into several amendments to the PWB Facility. Among other things, these amendments modified the financial and funding covenants and extended the due date for the audited consolidated financial statements. The maturity of the PWB Facility was extended and the interests of PWB and Ally therein were subsequently assigned to Fortress (as defined below) and other new lenders.

The Company’s Subordinated Convertible Debt of $9.0 million plus interest matured on June 30, 2020. The Company was not able to agree to an extended maturity date and the debt remained outstanding as of December 31, 2020 and in default under the terms of the arrangement. Fortress granted a limited waiver, which waives each actual and prospective default and event of default existing directly as a result of the non-payment of the Subordinated Convertible Debt.

On December 30, 2020, PWB and Ally assigned their interests in the PWB Facility to certain new lenders pursuant to an Assignment Agreement (the “Assignment Agreement”) and PWB entered into a Resignation and Assignment Agreement (the “Agent Resignation Agreement”) pursuant to which PWB resigned in its capacity as agent under all of the transaction documents and DBFIP ANI LLC (“Fortress”) became the successor agent (as defined in the Agent Resignation Agreement), replacing PWB in such capacity under the PWB Facility. Also on December 30, 2020, Fortress, the new lenders, the Company, Airspan IP Holdco LLC, Airspan Networks (SG) Inc., Mimosa Networks, Inc., Mimosa Networks International, LLC, Airspan Communications Limited, Airspan Networks LTD, and Airspan Japan K.K. entered into a Reaffirmation Agreement and Omnibus Amendment Agreement (the “Reaffirmation and Omnibus Amendment”), pursuant to which the parties agreed to amend and restate the terms of the PWB Facility to read as set forth in the Credit Agreement (the “Fortress Credit Agreement”). The existing obligations under the PWB Credit Facility were converted to and reconstituted as term loans under the Fortress Credit Agreement and the obligations thereunder increased. The borrower subsidiaries under the PWB Facility, together with certain other borrower subsidiaries (not including Dense Air Limited or any of its subsidiaries), are guarantors and security parties under the Fortress Credit Agreement. (See Note 10).

During the years ended December 31, 2020, 2019 and 2018, the Company received cash through the issuance of Convertible Preferred Stock as follows:

Instrument Issued	Date	Amount

Series F and F-1 Preferred Stock	October 19, 2018	$30.0 million
Series F Preferred Stock	November 20, 2018	$5.0 million
Issued in 2018		$35.0 million

Series F Preferred Stock	September 20, 2019	$8.0 million
Issued in 2019		$8.0 million

Series G Preferred Stock	various	$22.0 million
Series H Preferred Stock	various	$10.4 million
Issued in 2020		$32.4 million

The Company had $109.9 million of current assets and $77.3 million of current liabilities at December 31, 2020. During the year ended December 31, 2020, the Company used $20.4 million in cash flow from operating activities. The Company is investing heavily in 5G research and development and the Company expects to continue to use cash from operations during 2021 and 2022. Cash on hand, equity of $32.4 million raised in 2020 and borrowing capacity under the Fortress Credit Agreement may not allow the Company to reasonably expect to meet the forecasted cash requirements.

Going concern

The accompanying consolidated financial statements have been prepared and are presented assuming the Company’s ability to continue as a going concern. As discussed in Note 10 to the financial statements, the Company’s Senior Term Loan requires certain prospective financial covenants to be met. The Company’s business plan for 2021 contemplates increased revenue and reduced operating losses to achieve satisfaction of the financial covenants. Given the continued uncertainty in the global markets, in the event that the Company’s was unable to achieve these prospective covenants the Company’s Senior Term Loan and the Subordinated Loan could become due prior to the maturity date.

In order to address the need to satisfy the Company’s continuing obligations and realize its long-term strategy, management has taken several steps and is considering additional actions to improve its operating and financial results, which the Company believes will be sufficient to meet the prospective covenants of the Company’s Senior Term Loan, including the following:

●	focusing the Company’s efforts to increase sales in additional geographic markets;

●	continuing to develop 5G product offerings that will expand the market for the Company’s products;

●	continuing to evaluate and implement cost reduction initiatives to reduce non-strategic costs in operations and expand the Company’s labor force in lower cost geographies; and

●	renegotiating and replacing debt facilities and raising additional funds for operations.

On March 8, 2021, the Company announced that it entered into a definitive business combination agreement with a Special Purpose Acquisition Company (“SPAC”), New Beginnings Acquisition Corporation, which, upon closing of the agreement expected in the third quarter of 2021 (“SPAC Transaction”) will provide additional access to capital and new funding sources that were not available previously to the Company. (See Note 22).

There can be no assurance that the above actions will be successful. If the Company is unable to successfully complete the SPAC Transaction, the Company’s current cash balance will be insufficient to satisfy repayment demands from its lenders if the Company does not meet the prospective financial covenants of the Senior Term Loan and the Senior Term Loan becomes due prior to maturity. There is no assurance that the SPAC transactions, or new or renegotiated financing will be available or that if available on satisfactory terms. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

COVID-19 Update

On January 30, 2020, the World Health Organization declared the COVID-19 outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared COVID-19 a pandemic. The spread of COVID-19, a novel strain of coronavirus, has and continues to alter the behavior of business and people in a manner that is having negative effects on local, regional and global economies. The COVID-19 pandemic had a significant impact on our supply chains, impacting product supply and delivery to our customers, in particular for the second and third quarter of 2020. Future pandemic induced lockdowns continue to be a risk to the supply chain. As a further consequence of the COVID-19 pandemic, component lead times are extending as demand begins to outstrip supply on certain components, including semiconductors. This has caused us to extend our forecast horizon with our contract manufacturing partners and has increased the risk of supply delays. The Company cannot at this time accurately predict what effects, or their extent, the coronavirus outbreak will have on its 2021 operating results, due to uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, the length of voluntary business closures and governmental actions taken in response to the outbreak. More generally, a widespread health crisis could adversely affect the global economy, resulting in an economic downturn that could affect demand for its products and therefore impact the Company’s results.

Airspan [Member]
Entity Listings [Line Items]
BUSINESS AND BASIS OF PRESENTATION

1.	BUSINESS AND BASIS OF PRESENTATION

Business

Airspan Networks Inc. (“Airspan” or the “Company”) designs and produces wireless network equipment for 4G and 5G networks for both mainstream public telecommunications service providers and private network implementations. Airspan provides Radio Access Network (“RAN”) products based on Open Virtualized Cloud Native Architectures that support technologies including 5G new radio (“5G NR”) Long Term Evolution (“LTE”) and Fixed Wireless standards operating in licensed, lightly-licensed and unlicensed frequencies.

The market for the Company’s wireless systems includes mobile carriers, other public network operators and private and government network operators for command and control in industrial and public safety applications such as smart utilities, defense, transportation, mining and oil and gas. The Company’s strategy applies the same network technology across all addressable sectors.

The Company’s main operations are in Slough, United Kingdom (“U.K.”); Mumbai, India; Tokyo, Japan; Airport City, Israel; Santa Clara, California; and with corporate headquarters in the United States (“U.S.”) in Boca Raton, Florida.

Basis of Presentation and Principles of Consolidation

The accompanying condensed financial statements include the accounts of the Company, its wholly-owned subsidiaries and Airspan IP Holdco LLC (“Holdco”) – 99.8% owned by Airspan. Non-controlling interest in the results of operations of consolidated subsidiaries represents the minority stockholders’ share of the profit or loss of Holdco. The non-controlling interest in net assets of this subsidiary, and the net income or loss attributable to the non-controlling interest, were not recorded by the Company as they are considered immaterial. All significant inter-company balances and transactions have been eliminated in consolidation. The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Company’s interim condensed consolidated financial statements and related notes are unaudited. In the opinion of management, all adjustments (including normal recurring adjustments) and disclosures necessary for a fair presentation of these interim financial statements have been included. The results reported in these interim financial statements are not necessarily indicative of the results that may be reported for the entire year. Certain information and footnote disclosures required by GAAP have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included in the Company’s financial statements as of and for the year ended December 31, 2020, included in New Beginnings Acquisition Corporation’s (“NBA”) S-4 registration statement (File No. 333-256137) (“NBA’s S-4”). The Edgar file can be found at: https://www.sec.gov/Archives/edgar/data/1823882/000182912621006591/newbeginnings_s4a.htm.

Liquidity

The Company has historically incurred losses from operations. In the past, these losses have been financed through cash on hand or capital raising activities including borrowings or the sale of newly issued shares.

The Company had $75.2 million of current assets and $59.5 million of current liabilities at June 30, 2021. During the six months ended June 30, 2021, the Company used $3.8 million in cash flow from operating activities. The Company is investing heavily in 5G research and development and the Company expects to continue to use cash from operations during 2021 and through the first half of 2022. Cash on hand and borrowing capacity under the Fortress Credit Agreement (see Note [8]) may not allow the Company to reasonably expect to meet its forecasted cash requirements.

Going concern

The accompanying condensed consolidated financial statements have been prepared and are presented assuming the Company’s ability to continue as a going concern. As discussed in Note 8 to the financial statements, the Company’s Senior Term Loan requires certain prospective financial covenants to be met. The Company’s business plan for 2021 and first half of 2022 contemplates increased revenue and reduced operating losses to achieve satisfaction of the financial covenants. Given the continued uncertainty in the global markets, in the event that the Company was unable to achieve these prospective covenants, the Company’s Senior Term Loan (see Note 8) and the Subordinated Loan (see Note 7) could become due prior to the maturity date.

In order to address the need to satisfy the Company’s continuing obligations and realize its long-term strategy, management has taken several steps and is considering additional actions to improve its operating and financial results, which the Company expects will be sufficient to meet the prospective covenants of the Company’s Senior Term Loan and provide the ability to continue as a going concern, including the following:

•	focusing the Company’s efforts to increase sales in additional geographic markets;

•	continuing to develop 5G product offerings that will expand the market for the Company’s products;

•	continuing to evaluate and implement cost reduction initiatives to reduce non-strategic costs in operations and expand the Company’s labor force in lower cost geographies; and

•	renegotiating and replacing debt facilities and raising additional funds for operations.

On March 8, 2021, the Company announced that it entered into a definitive business combination agreement with NBA (NYSE American: NBA), a special purpose acquisition company (“SPAC”). Upon closing of the transactions contemplated by this agreement (“SPAC Transaction”), expected in the third quarter of 2021, the post-combination Company’s common stock will continue to be listed on the NYSE American and trade under the ticker symbol “MIMO.” The Company expects that the SPAC Transaction will provide additional access to capital and new funding sources that were not available previously to the Company.

There can be no assurance that the above actions will be successful. If the Company is unable to successfully complete the SPAC Transaction, the Company’s current cash balance will be insufficient to satisfy repayment demands from its lenders if the Company does not meet the prospective financial covenants of the Senior Term Loan and the Senior Term Loan becomes due prior to maturity. There is no assurance that the SPAC Transaction will be completed, or that new or renegotiated financing will be available or that if available, will be on satisfactory terms. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

COVID-19 Update

The spread of COVID-19, a novel strain of coronavirus, has and continues to alter the behavior of business and people in a manner that is having negative effects on local, regional and global economies. The COVID-19 pandemic continues to have an impact with short-term disruptions on our supply chains, as governments take robust actions to minimize the spread of localized COVID-19 outbreaks. As a further consequence of the COVID-19 pandemic, component lead times have extended as demand outstrips supply on certain components, including semiconductors. These extended lead times have caused us to extend our forecast horizon with our contract manufacturing partners and has increased the risk of supply delays. The Company cannot at this time accurately predict what effects, or their extent, the coronavirus outbreak will have on the remainder of its 2021 operating results, due to uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, the length of voluntary business closures and governmental actions taken in response to the outbreak. More generally, a widespread health crisis could adversely affect the global economy, resulting in an economic downturn that could affect demand for its products and therefore impact the Company’s results.